Leases - Summary of Assets And Liabilities Lessee (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Assets:
Operating lease right-of-use assets		$ 63,122	$ 60,608
Liabilities:
Operating lease liabilities		6,140	7,613
Operating lease liabilities, noncurrent		87,582	82,709
Total operating lease liabilities	[1]	$ 93,722	$ 90,322

[1]	The termination of the operating lease for the Company’s former headquarters facility located in Mountain View, CA occurred during the year ended March 31, 2020.